Note 8 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	€ 51,145		€ 75,416		€ 79,756		€ 67,799
Financial assets at amortised cost	502,400		451,732		414,421	[2]
Debt instruments held at amortised cost	59,014		49,462		36,639	[2],[3],[4]
Loans and advances at amortised cost	443,386		402,270		377,782
Financial liabilities at amortised cost	584,339		557,589		529,172	[5]
Deposits at amortised cost	496,720		473,835		459,662
Debt instruments issued at amortised cost	69,867		68,707		55,429	[5]
Other financial liabilities	17,753		15,046		14,081	[5],[6]
Carrying amount presented as fair value [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	51,145	[7]	75,416	[8]	79,756	[9]
Financial assets at amortised cost	32,615	[7]	34,826	[8]	33,953	[9]
Debt instruments held at amortised cost	0	[7]	0	[8]	0	[9]
Loans and advances at amortised cost	32,615	[7]	34,826	[8]	33,953	[9]
Financial liabilities at amortised cost	378,530	[7]	358,657	[8]	380,520	[9]
Deposits at amortised cost	360,777	[7]	343,611	[8]	369,387	[9]
Debt instruments issued at amortised cost	0	[7]	0	[8]	0	[9]
Other financial liabilities	17,753	[7]	15,046	[8]	11,132	[9]
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0		0		0
Financial assets at amortised cost	50,771		41,950		26,239
Debt instruments held at amortised cost	50,771		41,950		26,239
Loans and advances at amortised cost	0		0		0
Financial liabilities at amortised cost	47,323		42,742		40,752
Deposits at amortised cost	0		1,269		2,810
Debt instruments issued at amortised cost	47,323		41,472		37,942
Other financial liabilities	0		0		0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0		0		0
Financial assets at amortised cost	24,157		10,533		10,580
Debt instruments held at amortised cost	6,589		6,244		9,313
Loans and advances at amortised cost	17,568		4,290		1,267
Financial liabilities at amortised cost	58,016		86,390		43,205
Deposits at amortised cost	37,647		62,049		35,965
Debt instruments issued at amortised cost	20,369		24,341		7,240
Other financial liabilities	0		0		0
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	0		0		0
Financial assets at amortised cost	394,496		359,062		342,194
Debt instruments held at amortised cost	921		759		759
Loans and advances at amortised cost	393,575		358,303		341,435
Financial liabilities at amortised cost	101,025		68,127		61,118
Deposits at amortised cost	98,038		64,601		49,731
Debt instruments issued at amortised cost	2,986		3,526		8,368
Other financial liabilities	0		0		3,019
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents	51,145		75,416		79,756
Financial assets at amortised cost	502,039		446,371		412,965
Debt instruments held at amortised cost	58,281		48,952		36,311
Loans and advances at amortised cost	443,759		397,418		376,655
Financial liabilities at amortised cost	584,894		555,915		525,595
Deposits at amortised cost	496,461		471,530		457,894
Debt instruments issued at amortised cost	70,679		69,339		53,550
Other financial liabilities	€ 17,753		€ 15,046		€ 14,151

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[6]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[7]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[8]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[9]	(2) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.